Basis of Consolidated Financial Statement Presentation - Additional Information (Details)	Dec. 24, 2019	May 02, 2018
Basis Of Condensed Consolidated Financial Statement Presentation [Abstract]
Reverse stock split ratio	0.00142	0.002
Reverse stock split	1:700	1:500